Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

March 31, 2021

VIPFM-60-QTLY-0521
1.856870.113

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 69.0%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	3,750,075	$32,025,640
Fidelity Contrafund (a)	5,347,095	89,831,191
Fidelity Emerging Asia Fund (a)	347,620	23,683,319
Fidelity Emerging Markets Discovery Fund (a)	1,532,370	26,709,205
Fidelity Emerging Markets Fund (a)	2,429,582	113,048,462
Fidelity Equity-Income Fund (a)	2,780,834	186,232,421
Fidelity Europe Fund (a)	1,056,095	46,299,195
Fidelity Global Commodity Stock Fund (a)	8,220,873	123,806,355
Fidelity Gold Portfolio (a)	548,146	14,186,006
Fidelity International Capital Appreciation Fund (a)	3,596,956	99,419,874
Fidelity International Discovery Fund (a)	1,892,560	103,731,189
Fidelity International Enhanced Index Fund (a)	8,187,507	88,343,201
Fidelity International Small Cap Fund (a)	1,649,186	54,225,221
Fidelity International Small Cap Opportunities Fund (a)	2,206,551	54,126,690
Fidelity International Value Fund (a)	7,704,108	69,953,303
Fidelity Japan Fund (a)	2,732,667	55,063,236
Fidelity Japan Smaller Companies Fund (a)	2,594,849	45,928,829
Fidelity Large Cap Value Enhanced Index Fund (a)	5,025,251	79,750,729
Fidelity Low-Priced Stock Fund (a)	3,870,116	214,210,944
Fidelity Overseas Fund (a)	7,471,643	451,735,549
Fidelity Pacific Basin Fund (a)	1,066,158	47,486,673
Fidelity Real Estate Investment Portfolio (a)	1,670,690	70,954,214
Fidelity Stock Selector All Cap Fund (a)	38,229,545	2,307,917,608
Fidelity U.S. Low Volatility Equity Fund (a)	13,026,218	142,767,349
Fidelity Value Discovery Fund (a)	2,653,311	94,670,136
TOTAL EQUITY FUNDS
(Cost $3,468,658,021)		4,636,106,539

Fixed-Income Funds - 30.6%
Fidelity High Income Fund (a)	8,599,680	74,387,234
Fidelity Inflation-Protected Bond Index Fund (a)	23,902,267	259,817,643
Fidelity Long-Term Treasury Bond Index Fund (a)	12,803,657	175,922,244
Fidelity New Markets Income Fund (a)	3,655,881	52,315,662
Fidelity U.S. Bond Index Fund (a)	125,235,058	1,497,811,288
TOTAL FIXED-INCOME FUNDS
(Cost $1,964,165,458)		2,060,254,071

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.06% (b)
(Cost $4,607,414)	4,606,493	4,607,414
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 4/1/21 to 6/24/21 (c)
(Cost $22,159,317)	22,160,000	22,159,603
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,459,590,210)		6,723,127,627
NET OTHER ASSETS (LIABILITIES) - 0.0%(d)		(2,867,809)
NET ASSETS - 100%		$6,720,259,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	425	June 2021	$46,580,000	$(257,375)	$(257,375)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	234	June 2021	15,473,250	(128,710)	(128,710)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,609	June 2021	319,177,330	(2,778,083)	(2,778,083)
TOTAL FUTURES CONTRACTS					$(3,164,168)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

The notional amount of futures sold as a percentage of Net Assets is 4.7%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,169,603.

 (d) Includes $3,794,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,023
Total	$1,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,081,125	$20,638,265	$--	$--	$--	$1,306,250	$32,025,640
Fidelity Contrafund	76,027,408	15,200,902	1,145,023	2,092,889	12,241	(264,337)	89,831,191
Fidelity Emerging Asia Fund	26,226,121	138,657	2,882,675	--	428,897	(227,681)	23,683,319
Fidelity Emerging Markets Discovery Fund	28,454,735	242,575	3,089,751	--	434,931	666,715	26,709,205
Fidelity Emerging Markets Fund	122,627,500	1,000,707	13,542,889	--	4,592,103	(1,628,959)	113,048,462
Fidelity Equity-Income Fund	167,812,748	8,246,926	2,442,736	2,748,442	35,106	12,580,377	186,232,421
Fidelity Europe Fund	47,069,446	351,759	2,740,996	--	351,534	1,267,452	46,299,195
Fidelity Global Commodity Stock Fund	91,348,355	21,654,368	1,646,529	--	(3,770)	12,453,931	123,806,355
Fidelity Gold Portfolio	46,941,330	255,666	27,335,115	--	2,915,381	(8,591,256)	14,186,006
Fidelity High Income Fund	74,792,775	1,329,994	966,792	767,435	(1,855)	(766,888)	74,387,234
Fidelity Inflation-Protected Bond Index Fund	265,128,365	1,917,526	3,160,742	9,461	(4,380)	(4,063,126)	259,817,643
Fidelity International Capital Appreciation Fund	104,851,108	789,937	6,187,162	--	963,734	(997,743)	99,419,874
Fidelity International Discovery Fund	105,716,309	789,936	6,257,194	--	551,709	2,930,429	103,731,189
Fidelity International Enhanced Index Fund	88,449,535	701,630	5,238,059	--	210,284	4,219,811	88,343,201
Fidelity International Small Cap Fund	53,096,313	396,002	3,118,679	--	614,003	3,237,582	54,225,221
Fidelity International Small Cap Opportunities Fund	53,973,174	396,004	--	--	--	(242,488)	54,126,690
Fidelity International Value Fund	68,599,445	527,059	4,042,559	--	(40,763)	4,910,121	69,953,303
Fidelity Japan Fund	67,131,829	4,492,149	17,006,799	--	3,525,655	(3,079,598)	55,063,236
Fidelity Japan Smaller Companies Fund	57,214,885	3,085,035	14,164,748	--	2,216,151	(2,422,494)	45,928,829
Fidelity Large Cap Value Enhanced Index Fund	69,580,383	2,424,203	1,241,381	--	21,607	8,965,917	79,750,729
Fidelity Long-Term Treasury Bond Index Fund	78,670,526	119,441,357	1,727,398	718,405	(100,036)	(20,362,205)	175,922,244
Fidelity Low-Priced Stock Fund	185,010,822	6,243,397	2,857,492	--	(86,028)	25,900,245	214,210,944
Fidelity New Markets Income Fund	54,906,529	1,119,161	835,484	627,556	(22,823)	(2,851,721)	52,315,662
Fidelity Overseas Fund	467,397,648	3,688,728	27,328,735	--	3,045,457	4,932,451	451,735,549
Fidelity Pacific Basin Fund	49,223,879	351,760	2,969,899	--	333,332	547,601	47,486,673
Fidelity Real Estate Investment Portfolio	8,610,034	59,520,173	400,086	1,670	2,807	3,221,286	70,954,214
Fidelity Stock Selector All Cap Fund	2,308,794,252	13,220,079	154,312,431	--	9,583,727	130,631,981	2,307,917,608
Fidelity U.S. Bond Index Fund	1,580,404,985	34,715,925	56,149,880	7,120,165	(699,642)	(60,460,100)	1,497,811,288
Fidelity U.S. Low Volatility Equity Fund	140,474,160	935,536	1,633,042	--	41,606	2,949,089	142,767,349
Fidelity Value Discovery Fund	83,882,870	2,775,052	1,241,381	--	54,887	9,198,708	94,670,136
	6,582,498,594	326,590,468	365,665,657	14,086,023	28,975,855	123,961,350	6,696,360,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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